Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Convertible Preferred Stock.
Convertible Preferred Stock

Note 11. Convertible Preferred Stock

The Company has issued four series of Convertible Preferred Stock, Series A through Series D. Prior to the completion of the Business Combination there were no significant changes to the terms of the Convertible Preferred Stock. Upon the Closing of the Business Combination, the Convertible Preferred Stock converted into the right to receive Class A and Class B common stock based on the Business Combination’s conversion ratio of 1.0383 of the Company’s shares for each Legacy Butterfly share. The Company recorded the conversion at the carrying value of the Convertible Preferred Stock at the time of Closing. There are no shares of Convertible Preferred Stock outstanding as of December 31, 2021.

The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of the Company as of immediately prior to the Business Combination and December 31, 2020 (in thousands, except share and per share information):

		Issuance	Shares	Total			Initial
		Price	Authorized,	Proceeds or		Net	Liquidation
	Year of	Per	Issued and	Exchange	Issuance	Carrying	Price Per
Class	Issuance	Share	Outstanding	Value	Costs	Value	Share
Series A	2012	$0.04	26,946,090	$1,038	$11	$1,027	$0.77
Series B	2014	0.77	25,957,500	20,000	99	19,901	0.77
Series C	2014 – 2015	3.21	29,018,455	93,067	246	92,821	3.21
Series D	2018	9.89	25,275,073	250,000	2,812	247,188	9.89
			107,197,118